Long-Term Debt - 2020 Master Lease Agreement (Details)			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($) payment	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt					$ 0	$ 6,000,000	$ 15,928,000	$ 0	$ 4,500,000
Outstanding loan balance	$ 20,348,000	$ 20,741,000	$ 20,741,000		20,348,000		20,741,000
Master Lease Agreement
Debt Instrument [Line Items]
Proceeds from long-term debt	3,600,000	3,600,000	3,600,000
Bargain purchase option, amount		1.00	1.00				1.00
Letter of credit		$ 3,600,000	3,600,000				$ 3,600,000
Number of consecutive required payments | payment				60
Monthly required principal and interest payment			$ 100,000	$ 100,000
Interest rate		3.54%	3.54%	3.54%			3.54%
Letter of credit, deposit required, percent		105.00%	105.00%				105.00%
Letter of credit, allowed percentage reduction when certain terms are met		33.00%	33.00%				33.00%
Outstanding loan balance	$ 3,500,000	$ 3,600,000	$ 3,600,000		$ 3,500,000		$ 3,600,000